Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Summary of Stock Option Activity
The following tables summarize the activity under the Stock Plans:

	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance at December 31, 2019	2,205,015	$0.36	3.89
Granted	6,296,302	$0.14
Exercised	(2,912)	$0.37
Forfeited / canceled	(275,695)	$0.43
Balance at December 31, 2020	8,222,710	$0.19	8.30
Granted	—
Exercised	(171,118)	0.42
Forfeited / canceled	(158,735)	0.14
Balance as of December 31, 2021	7,892,857	$0.19	7.31
Vested and expected to vest at December 31, 2021	7,872,978

Schedule of RSU and Performance Award Activity
RSU award and performance award activity for the year ended December 31, 2021 is as follows:

	Restricted Stock Outstanding
	Outstanding	Weighted-average grant date fair value
Balance at December 31, 2020	—
Granted - RSU awards	769,505	7.34
Granted - performance awards	2,137,500	7.35
Balance at December 31, 2021	2,907,005	7.35
Expected to vest	769,505